RECENT ACCOUNTING GUIDANCE	12 Months Ended
Dec. 31, 2010
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Guidance [Text Block]
RECENT ACCOUNTING GUIDANCE
Recently Adopted Accounting Guidance
On January 1, 2010, the Company adopted Accounting Standards Update (“ASU”) 2009-16, “Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets.” This ASU is intended to improve the information provided in financial statements concerning transfers of financial assets, including the effects of transfers on financial position, financial performance and cash flows, and any continuing involvement of the transferor with the transferred financial assets. The Company evaluated the impact of adopting the guidance and the terms and conditions in place at January 1, 2010 and determined that certain sales of accounts receivable would be classified as secured borrowings. Under the Company’s sale of accounts receivable arrangements, $915 million was outstanding at January 1, 2010. The maximum amount of receivables available for participation in these programs was $1,939 million at January 1, 2010. See Note O for additional information about transfers of financial assets.

On January 1, 2010, the Company adopted ASU 2009-17, “Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities,” which amended the consolidation guidance applicable to variable interest entities and required additional disclosures concerning an enterprise’s continuing involvement with variable interest entities. The Company evaluated the impact of this guidance and determined that the adoption resulted in the consolidation of two additional joint ventures, an owner trust and an entity that was used to monetize accounts receivable. At January 1, 2010, $793 million in assets (net of tax, including the impact on “Investment in nonconsolidated affiliates”), $941 million in liabilities, $100 million in noncontrolling interests and a cumulative effect adjustment to retained earnings of $248 million were recorded as a result of the adoption of this guidance. See Note S for additional information about variable interest entities.
On January 1, 2010, the Company adopted ASU 2010-06, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements,” which added disclosure requirements about transfers in and out of Levels 1 and 2 and separate disclosures about activity relating to Level 3 measurements and clarifies existing disclosure requirements related to the level of disaggregation and input and valuation techniques. See Note K for additional disclosures about fair value measurements.
Accounting Guidance Issued But Not Adopted as of December 31, 2010
In October 2009, the FASB issued ASU 2009-13, “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements – a consensus of the FASB Emerging Issues Task Force,” which amends the criteria for when to evaluate individual delivered items in a multiple deliverable arrangement and how to allocate consideration received. This ASU is effective for fiscal years beginning on or after June 15, 2010. The adoption of the guidance on January 1, 2011 is not expected to have a material impact on the Company’s consolidated financial statements.